CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	300,000,000	220,000,000	220,000,000
Common Stock, shares issued	163,198,512	158,948,604	138,624,206
Common Stock, shares outstanding	163,198,512	158,948,604	138,624,206